Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 07, 2014
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 07, 2014
Prospectus Date	rr_ProspectusDate	Oct. 28, 2014
Giralda Risk-Managed Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks long-term capital appreciation by investing in the U.S. equity market. It seeks to limit losses through its risk management strategy.

Investment and Risk Management Strategies:

Momentum-Based Sector Rotation

The Fund’s adviser utilizes a momentum-based trading strategy which seeks to benefit from participating in positive market trends while avoiding negative market trends. The adviser divides the U.S. equity market into the ten GICS (Global Industry Classification Standard) industry sectors found in the S&P 500 Index and then uses its proprietary momentum algorithm in analyzing market data to generate buy and sell signals for each sector. The Fund gains it exposure to these sectors by investing in exchange-traded funds (“ETFs”).

• Stable-Weighting. In the absence of buy or sell signals, sector allocation is kept stable by periodic rebalancing to the target weights of the sectors. A sector’s target weight is fixed by the adviser, based on the sector’s long-term average market-cap weight in the S&P 500 Index.

• Maximum Allocation. No more than 25% of the Fund’s net assets may be allocated to any one sector. If fewer than four sectors have a “buy” signal, the remaining allocations will be made to money market funds, other cash equivalents or other securities including debt securities and volatility-related derivatives contracts, such as put options and structured notes.

• Buy and Sell Signals. When a sector receives a “sell” signal, it is sold in its entirety and the proceeds are invested in the remaining sectors proportionately to their target weights. Likewise, when a sector receives a “buy” signal, proceeds are proportionately taken from other sectors.

Tail Risk Hedge Protection

The Fund may invest in derivatives to hedge all or some of the downside risks associated with investing in equity securities. Such derivatives may include index swaps that are expected to appreciate in periods in which the U.S. equity markets experience volatility. The Fund’s adviser uses its tail risks hedge protection strategy to help protect against sudden market declines.

• As a risk management technique, the Fund may temporarily invest in cash equivalents, debt securities and volatility-related derivative contracts such as CBOE Market Volatility Index (VIX) futures.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The adviser buys securities and derivatives using the strategies described above and sells them to adjust the Fund's asset allocation and risk profile.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear through investments in specific securities and derivatives as well as indirectly through other mutual funds and ETFs.

• Derivatives Risk: Equity market-related swap contracts (including total return swaps) and options involve leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

• ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in common stocks and other securities.

• Limited History of Operations: The Fund has a limited history of operations for investors to evaluate.

• Management Risk: The adviser's dependence on its asset allocation and risk management strategies and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall stock market risks will affect the value of individual instruments in which the Fund invests. Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.giraldaadvisors.com or by calling 1-855-GIRALDA.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-GIRALDA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.giraldaadvisors.com
Giralda Risk-Managed Growth Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GRGAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.76%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	ou may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	844
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,393
Giralda Risk-Managed Growth Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GRGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	680
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,233
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,743

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses of the Fund until at least October 31, 2015, to ensure that total annual Fund operating expenses after fee waiver (exclusive of any (i) any front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than an adviser)) will not exceed 1.55% and 1.30% of the average daily net assets attributable to the Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.